Concentrations of Credit Risk and Major Customers and Suppliers	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS AND SUPPLIERS

Note 18 – CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS AND SUPPLIERS

Customers

For the years ended December 31, 2019, 2018 and 2017, customers accounting for 10% or more of the Company's revenue were as follows:

	For the Years Ended December 31,
Customer	2019		2018		2017
Everbright Environmental Energy (Jinan) Co., Ltd	12.81%		*	%	* %
Entity A, a related party	28.21%		40.25%		35.19%
Government of Jiangshan Town, Laixi District, Qingdao City, Shandong Province, PRC ("Jiangshan Town")	*	%	35.87%		31.70%
Beijing Aritime Intelligent Control Co., Ltd. ("Beijing Aritime")	*	%	*	%	13.34%

*	Less than 10%

Liaoning Beifang Environmental Protection Co., Ltd, Jiangshan Town, and Changchun Guangtaiyuan Environmental Protection Technology Co., Ltd accounted for 25.20% and 11.89% and 10.17% of the total current outstanding accounts receivable as of December 31, 2019, respectively.

Jiangshan Town, Liaoning Beifang Environmental Protection Co., Ltd., Yantai Urban Administration Bureau and Entity A's subsidiary, a related party, accounted for 29.18%, 11.32%, 12.76% and 10.22% of the total current outstanding accounts receivable as of December 31, 2018, respectively.

Suppliers

For the years ended December 31, 2019, 2018 and 2017, suppliers accounting for 10% or more of the Company's purchase were as follows:

	For the Years Ended December 31,
Supplier	2019		2018		2017
Dalian Huarui Heavy Industry Group Limited by Share Ltd. ("Dalian Huarui")	*	%	*	%	43.35%
Entity A, a related party	12.47%		14.70%		*	%

Entity A, a related party, and Entity C, a related party accounted for 10.26% and 19.75% of the total accounts payable and bank acceptance notes to vendors as of December 31, 2019, respectively.

Entity C, a related party, accounted for 22.71% of the total accounts payable and bank acceptance notes to vendors as of December 31, 2018.